LONG-TERM INVESTMENTS (Tables)	9 Months Ended
Dec. 31, 2017
LONG-TERM INVESTMENTS
Schedule of long-term investments

	March 31, 2017	December 31, 2017
	RMB	RMB
Equity method investments	8,893,440	—
Cost method investments	69,621,700	75,121,700
Available-for-sale investment	10,376,547	—

Total long-term investments	88,891,687	75,121,700

Schedule of equity method investments by investee
	March 31, 2017	December 31, 2017
	RMB	RMB
Beijing Zhishang Education Technology Ltd.	2,740,234	—
Brilent Inc.	6,153,206	—

Total equity method investments	8,893,440	—

Schedule of cost method investments by investee

	March 31, 2017	December 31, 2017
	RMB	RMB
Beijing Empower Education Online Co., Ltd.	32,500,000	38,000,000
Medicine (Beijing) Education Technology Ltd.	5,100,000	5,100,000
ApplySquare Education & Technology Co., Ltd.	19,721,700	19,721,700
Beijing GlobalWisdom Information Technology Co., Ltd.	12,300,000	12,300,000

Total cost method investments	69,621,700	75,121,700